Note 2 - Acquisitions - 10Q (Details) - VC Acquisition (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jul. 08, 2013 VeriTeQ Corporation [Member]	Sep. 30, 2013 VeriTeQ Corporation [Member]
Note 2 - Acquisitions - 10Q (Details) - VC Acquisition [Line Items]
Value of VC’s common stock outstanding on July 8, 2013 (1,029 shares @ $.90 per share)		$ 926
Value of VC’s stock options outstanding on July 8, 2013	400	9
Total		935
Assets purchased:
Cash			818
Marketable securities			239
Current portion of other receivable			168
Prepaid and other assets			47
Fixed assets			1
Other assets			60
Total			1,333
Liabilities assumed:
Accounts payable			72
Accrued expenses			326
Total			398
Net Assets Acquired			$ 935